Warrants (Summary Of Changes In Warrants Outstanding During The Period) (Details) - $ / shares			6 Months Ended	12 Months Ended
	Jan. 25, 2019	Oct. 19, 2018	Jun. 30, 2020	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants, Outstanding			1,921,489	1,065,286
Number of warrants, issued	895,886	480,771		895,886
Number of warrants, Exercised
Number of warrants, Expired				(39,683)
Number of warrants, Outstanding			1,921,489	1,921,489
Weigted average exercise price, Outstanding			$ 22.10	$ 37.52
Weighted average exercise price, Issued				9.60
Weighted average exercise price, Exercised
Weighted average exercise price, Expired				153.60
Weigted average exercise price, Outstanding			$ 22.10	$ 22.10
Liability-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, Outstanding			515,984	555,667
Number of warrants, issued
Number of warrants, Exercised
Number of warrants, Expired				(39,683)
Number of warrants, Outstanding			515,984	515,984
Equity-Classified Warrants [Member]
Class of Warrant or Right [Line Items]
Number of warrants, Outstanding			1,405,505	509,619
Number of warrants, issued				895,886
Number of warrants, Exercised
Number of warrants, Expired
Number of warrants, Outstanding			1,405,505	1,405,505